Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001558107
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2019
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
DDJ Opportunistic High Yield Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS SERIES TRUST

DDJ Opportunistic High Yield Fund

Supplement dated April 2, 2019 to the
Prospectus dated January 28, 2019

Effective April 2, 2019, the benchmark for the DDJ Opportunistic High Yield Fund (the “Fund”) will change as follows:

Former Benchmark	New Benchmark
ICE BofA Merrill Lynch U.S. Non-Financial High Yield Index	ICE BofA Merrill Lynch U.S. High Yield Index

The former benchmark is a subset of the new benchmark. The former benchmark excludes all securities of financial issuers.

The new benchmark is maintained by ICE BofA Merrill Lynch and comprises U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

DDJ Capital Management, LLC (the “Adviser”) believes that the new benchmark is a more appropriate benchmark for the Fund as it is more representative of the broad high yield market against which potential investors in the Fund typically measure high yield mutual funds, including the Fund.

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Investors Should Retain This Supplement for Future Reference